Investment Securities - Details of Short-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 195,080		₩ 144,386
Current assets		₩ (13,049)
Beneficiary certificates [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets			144,386
FVTPL	195,080
Current assets	₩ 195,080		₩ 144,386